INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 534	$ 514
Variable interest entities | Nanjing Iveco Motor Co.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in equity method investments sold	30.10%
Equity method investments, ownership percentage	19.90%
Realized gain on sale of interest in equity method investment	$ 42
Variable interest entities | SAIC IVECO Commercial Vehicle Investment Company Limited
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 88	$ 8